COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2019	$ 3,135
2020	3,460
2021	3,436
2022	3,018
2023	3,004
Thereafter	32,489
Total	48,542
Rental expense	$ 2,431	$ 2,172	$ 2,139